Income Taxes - Schedule of Income Tax Rate and the PRC Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Rate and the PRC Statutory Income Tax Rate [Abstract]
PRC statutory income tax rates	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes	(0.28%)	(0.42%)	0.91%
Effect of additional deduction of research and development expense	5.90%	5.98%	(64.43%)
Effect of income tax exemptions and reliefs	(0.39%)	(5.71%)	(56.77%)
Recovery from deferred income tax assets	0.22%	0.05%	(97.39%)
Effect of valuation allowance on deferred income tax assets	(26.29%)	(23.52%)	171.26%
Income tax difference under different tax jurisdictions	(4.16%)	(1.37%)	21.42%
Total	0.00%	0.01%	0.00%